UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  028-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

 /s/   Richard Grossman     New York, NY     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $1,918,462 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156     3896   282311 SH       SOLE                   282311        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784   100429  2845000 SH       SOLE                  2845000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    95311  1250148 SH       SOLE                  1250148        0        0
CIT GROUP INC                  COM NEW          125581801    58327  1509500 SH       SOLE                  1509500        0        0
DELL INC                       COM              24702R101    17644  1740000 SH  CALL SOLE                  1740000        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106      830    21700 SH       SOLE                    21700        0        0
DIGITALGLOBE INC               COM NEW          25389M877    35090  1435745 SH       SOLE                  1435745        0        0
GEOEYE INC                     COM              37250W108     1252    40736 SH       SOLE                    40736        0        0
KAR AUCTION SVCS INC           COM              48238T109    12322   608800 SH       SOLE                   608800        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    58003   921267 SH       SOLE                   921267        0        0
LIBERTY INTERACTIVE CORP       INT COM SER A    53071M104    89028  4523800 SH       SOLE                  4523800        0        0
NAVISTAR INTL CORP NEW         COM              63934E108     6531   300000 SH  PUT  SOLE                   300000        0        0
NORTHROP GRUMMAN CORP          COM              666807102    30411   450000 SH  CALL SOLE                   450000        0        0
OMNICARE INC                   COM              681904108   136788  3789142 SH       SOLE                  3789142        0        0
ORACLE CORP                    COM              68389X105    58057  1742400 SH       SOLE                  1742400        0        0
REALOGY HLDGS CORP             COM              75605Y106    75193  1792014 SH       SOLE                  1792014        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102   130545  2133092 SH       SOLE                  2133092        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   324040  2000000 SH  CALL SOLE                  2000000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   155156  1089500 SH  PUT  SOLE                  1089500        0        0
SYMANTEC CORP                  COM              871503108    91315  4852000 SH       SOLE                  4852000        0        0
SYMANTEC CORP                  COM              871503108    37640  2000000 SH  CALL SOLE                  2000000        0        0
UNIVERSAL AMERN CORP NEW       COM              91338E101     8567   997318 SH       SOLE                   997318        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   208511  3488554 SH       SOLE                  3488554        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    65747  1100000 SH  CALL SOLE                  1100000        0        0
VIACOM INC NEW                 CL B             92553P201    70150  1330100 SH       SOLE                  1330100        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    47679   979225 SH       SOLE                   979225        0        0